Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Long-Term Debt
The following table and subsequent information includes the Company’s long-term debt, excluding such amounts of the Teekay Gas Business (see Note 23), as at the dates indicated:

	December 31, 2022 $	December 31, 2021 $
Revolving Credit Facilities due through December 2024	—	271,167
Senior Notes (9.25%) due November 2022	—	243,395
Convertible Senior Notes (5%) due January 2023 (1)	21,184	112,184
U.S. Dollar-denominated Term Loan due through August 2023	—	53,339
Total principal	21,184	680,085
Less: unamortized discount and debt issuance costs	—	(8,605)
Total debt	21,184	671,480
Less: current portion	(21,184)	(255,306)
Long-term portion	—	416,174